CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONDENSED BALANCE SHEETS
Cash	$ 68,735	$ 196,153	$ 71,807
Accounts receivable, net	365,940	414,809	629,047
Prepaid expenses and other current assets	684,655	480,706	312,286
Total current assets	1,119,330	1,091,668	1,013,140
Property and equipment, net	199,989	74,194	92,562
Right of use lease asset - operating	853,039	944,487	99,054
Software development costs, net	722,397	531,061	592,781
Acquired technology, net	37,664	79,428	277,966
Customer relationships, net	1,990,634	2,350,380	3,069,874
Goodwill	1,484,966	1,484,966	1,484,966
Total long-term assets	5,288,689	5,464,516	5,617,203
TOTAL ASSETS	6,408,019	6,556,184	6,630,343
Accounts payable and accrued expenses	2,745,951	2,336,174	1,641,750
Operating lease liability, current portion	135,935	169,417	66,738
Notes payable, current portion	6,909,118	4,279,531
Deferred revenue	88,140	13,847	20,419
Total current liabilities	9,879,144	6,798,969	4,054,246
Long-term debt, net of current maturities	0	1,449,261
Operating lease liability, net of current portion	755,453	809,458	32,318
Total long-term liabilities	755,453	2,258,719	1,570,806
TOTAL LIABILITIES	10,634,597	9,057,688	5,625,052
Preferred Stock, par value $0.001; 10,000,000 shares authorized; Issued and Outstanding: 0 as of June 30, 2023 and December 31, 2022	0	0	0
Common Stock par value $0.001; 600,000,000 shares authorized; Issued and Outstanding: 196,148,863 as of June 30, 2023 and 181,320,528 as of December 31, 2022	196,149	181,321	167,493
Additional paid-in-capital	88,848,989	86,192,262	83,633,061
Accumulated deficit	(93,271,716)	(88,875,087)	(82,795,263)
TOTAL STOCKHOLDERS' DEFICIT	(4,226,578)	(2,501,504)	1,005,291
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,408,019	6,556,184	6,630,343
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current maturities of long-term debt, net of discounts		4,279,531	2,325,339
Long-term debt, net of current maturities		$ 1,449,261	$ 1,538,488